SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

MFS California Municipal Fund
500 Boylston Street, Boston, Massachusetts 02116
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: 617-954-5000
Susan S. Newton, Massachusetts Financial Services Company,
500 Boylston Street, Boston, Massachusetts 02116
(Name and Address of Agent for Service)

under the

Investment Company Act of 1940

Investment Company Act File No. 811- 09537
_____________

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940. Such redemption remains subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of redemption.

1.   Title of the class of securities of MFS California Municipal Fund (the "Fund") to be redeemed:

Municipal Auction Rate Cumulative Preferred Shares, liquidation preference $25,000 per share, Series TH (CUSIP #59318C205).

2.   The securities are to be called or redeemed no earlier than on the following date:

November 20, 2012 (the "Redemption Date").

3.   The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Share is to be redeemed pursuant to Section 11(a) of Part I of Article 12 of the Fund's Amended and Restated By-Laws.

4.   The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Trust intends to redeem all of the outstanding ARPS, of which there is one (1) outstanding share.
________________________________________________________________________________

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 18th day of October, 2012.

 MFS CALIFORNIA MUNICIPAL FUND

 By:                  /s/ SUSAN S. NEWTON
Name:               Susan S. Newton
Title:                 Assistant Secretary and Assistant Clerk

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